GEOGRAPHICAL INFORMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographical Information
Oil and natural gas sales, net of royalties	$ 1,292,736	$ 920,693	$ 722,732
Depletion, depreciation and accretion	304,274	250,774	328,964
Property, plant and equipment	1,307,071	900,031	738,430
Goodwill	654,799	638,878	651,663
Long term income tax receivable	27,195	50,108
Canada
Geographical Information
Oil and natural gas sales, net of royalties	198,263	227,031	233,391
Depletion, depreciation and accretion	58,333	89,936	126,062
Property, plant and equipment	262,159	246,604	304,048
Goodwill	451,121	451,121	451,121
U.S.
Geographical Information
Oil and natural gas sales, net of royalties	1,094,473	693,662	489,341
Depletion, depreciation and accretion	245,941	160,838	202,902
Property, plant and equipment	1,044,912	653,427	434,382
Goodwill	203,678	187,757	$ 200,542
Long term income tax receivable	$ 27,195	$ 50,108